Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share (Detail) - shares	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Schedule of Weighted Average Number of Diluted Shares Outstanding [Line Items]
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	55,011,019	60,281,059
Effect of dilutive share options outstanding	1,231,145	1,575,288
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	56,242,164	61,856,347